Taxes Payable (Tables)	6 Months Ended
Dec. 31, 2024
Taxes Payable [Abstract]
Schedule of Taxes Payable

As of December 31, 2024 and June 30, 2024, taxes payable consisted of the following:

	As of December 31,	As of June 30,
	2024	2024
Corporate income tax	$3,523,182	$3,412,916
Value-added tax (“VAT”)	598,452	702,401
Related surcharges on VAT payable	14,385	58
IIT	1,526	174
Other tax	-	1,972
	$4,137,545	$4,117,521